Condensed Consolidated Statements of Changes In Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings Unrestricted [Member]	Retained Earnings Statutor Reserve [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Mar. 31, 2019	$ 25,346	$ 61,050	$ (2,250,770)	$ 21,779	$ (34,955)	$ (2,177,550)
Balance, shares at Mar. 31, 2019	25,346,004
Foreign currency translation					91,443	91,443
Net loss for the year			(980,617)			(980,617)
Ending balance, value at Mar. 31, 2020	$ 25,346	61,050	(3,233,122)	23,514	56,488	(3,066,724)
Balance, shares at Mar. 31, 2020	25,346,004
Transfer to Statutory reserve			(1,735)	1,735
Foreign currency translation					(4,455)	(4,455)
Net loss for the year			203,900			203,900
Ending balance, value at Jun. 30, 2020	$ 25,346	61,050	(3,029,222)	23,514	52,033	(2,867,279)
Balance, shares at Jun. 30, 2020	25,346,004
Beginning balance, value at Mar. 31, 2020	$ 25,346	61,050	(3,233,122)	23,514	56,488	(3,066,724)
Balance, shares at Mar. 31, 2020	25,346,004
Foreign currency translation					(159,605)	(159,605)
Net loss for the year			(3,590,169)			(3,590,169)
Ending balance, value at Mar. 31, 2021	$ 26,693	6,815,333	(6,834,228)	13,821	(103,117)	(81,498)
Balance, shares at Mar. 31, 2021	26,693,004
Issuance of common stocks for cash	$ 1,347	6,733,653				6,735,000
Issuance of common stocks for cash, shares	1,347,000
Appropriation of Statutory reserve and release of Statutory Reserve with disposition of subsidiaries		20,630	(10,937)	(9,693)
Foreign currency translation					(30,516)	(30,516)
Net loss for the year			78,947			78,947
Ending balance, value at Jun. 30, 2021	$ 26,093	$ 6,815,333	$ (6,755,281)	$ 13,821	$ (133,633)	$ (33,067)
Balance, shares at Jun. 30, 2021	26,693,004